December 23, 2009

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	Form N-14 for the Calvert VP S&P MidCap 400 Index Portfolio, a series of Calvert Variable Products, Inc. (File No. 333-__________)

Ladies and Gentlemen:

Transmitted electronically herewith on behalf of Calvert Variable Products, Inc. is Form N-14 for the Calvert VP S&P MidCap 400 Index Portfolio, pursuant to Rules 488 and 145 under the Securities Act of 1933, as amended (the “1933 Act”).

The purpose of the prospectus/proxy statement is to obtain shareholder approval to reorganize the assets of Calvert VP Mid Cap Value Portfolio, a series of Calvert Variable Series, Inc., into Calvert VP S&P MidCap 400 Index Portfolio.

Please note that in reliance on Regulation S-X, Rule 11-02, section (b)(1), the attached Form N-14 includes a narrative description of the pro forma effects of each Reorganization in lieu of pro forma statements.  Mr. Chad Gazzillo, Assistant Chief Accountant of the Division of Investment Management of the SEC, discussed this means of presenting pro forma information at the 2009 ICI Tax & Accounting Conference.

Please also note that a Form N-14 is also being filed today on behalf of Calvert Variable Series, Inc. in connection with the reorganization of Calvert VP Balanced Index Portfolio, a series of Calvert Variable Products, Inc. into Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc. (the “CVS N-14”).  I respectfully request that the Form N-14 transmitted herewith and the CVS N-14 be assigned to the same reviewer.

It is proposed that this filing will become effective on January 28, 2011 pursuant to Rule 488 under the 1933 Act.

Please feel free to contact me at 301-657-7044 with any questions about this filing.

Very truly yours,

/s/ Andrew K. Niebler

Andrew Niebler
Associate General Counsel
Calvert Group, Ltd.

cc:  Michelle Roberts, Division of Investment Management